SCHEDULE II - Condensed Balance Sheets - Parent Company Only (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Assets
Fixed maturities, at fair value (amortized cost: 2019, $56,096; 2018, $109,824)	$ 10,680,714	$ 12,639,845
Short-term investments, at fair value (amortized cost: 2019, $3,993; 2018, $nil)	1,003,421	493,726	[1]
Cash and cash equivalents	1,484,463	877,907		$ 1,772,012	$ 1,773,328
Other assets	169,521	63,506
Total assets	25,062,405	22,819,191
Liabilities
Accounts payable, accrued expenses and other	517,084	266,524
Total liabilities	17,792,236	16,302,677
Liabilities and Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)	0	0
Preferred shares (par value $1.00; issued and outstanding: 28,169,062 shares; aggregate liquidation value: $704,227)	28,169	28,169
Additional paid-in capital	2,396,530	2,396,530
Accumulated other comprehensive loss	(75,925)	(138,634)
Retained earnings	4,921,395	4,230,449
Total shareholders’ equity	7,270,169	6,516,514		6,745,112
Total liabilities and shareholders’ equity	25,062,405	22,819,191
Other information
Fixed maturities, at amortized cost	10,468,937	12,627,921
Short-term investments, at amortized cost	$ 1,003,508	$ 495,050
Common shares, par value	$ 0.00000001	$ 0.00000001
Common shares, shares issued	100,000,000	100,000,000
Preferred shares, par value	$ 1	$ 1
Preferred shares, shares issued	28,169,062	28,169,062
Preferred shares, shares outstanding	28,169,062	28,169,062
Aggregate liquidation preference	$ 704,227	$ 704,227
Parent Company
Assets
Fixed maturities, at fair value (amortized cost: 2019, $56,096; 2018, $109,824)	58,161	109,951
Short-term investments, at fair value (amortized cost: 2019, $3,993; 2018, $nil)	3,993	0
Cash and cash equivalents	4,512	1,081		$ 26,681	$ 23,150
Investment in subsidiaries	8,896,352	8,831,161
Intercompany loans and balances receivable	219,815	657,156
Other assets	4,422	4,588
Total assets	9,187,255	9,603,937
Liabilities
Intercompany loans and balances payable	1,884,499	3,061,210
Accounts payable, accrued expenses and other	32,587	26,213
Total liabilities	1,917,086	3,087,423
Liabilities and Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)	0	0
Preferred shares (par value $1.00; issued and outstanding: 28,169,062 shares; aggregate liquidation value: $704,227)	28,169	28,169
Additional paid-in capital	2,396,530	2,396,530
Accumulated other comprehensive loss	(75,925)	(138,634)
Retained earnings	4,921,395	4,230,449
Total shareholders’ equity	7,270,169	6,516,514
Total liabilities and shareholders’ equity	9,187,255	9,603,937
Other information
Fixed maturities, at amortized cost	56,096	52,406
Short-term investments, at amortized cost	$ 3,993	$ 0
Common shares, par value	$ 0.00000001	$ 0.00000001
Common shares, shares issued	100,000,000	100,000,000
Preferred shares, par value	$ 1	$ 1
Preferred shares, shares issued	28,169,062	28,169,062
Preferred shares, shares outstanding	28,169,062	28,169,062
Aggregate liquidation preference	$ 704,227	$ 704,227
Parent Company | Financial Guarantee | Notes Issued By Partner Re Finance II Inc | Capital efficient notes
Other information
Aggregate principal amount of guarantee obligations	$ 62,000
Percentage ownership	100.00%
Stated interest rate of debt instrument	6.44%
Parent Company | Financial Guarantee | Notes issued by PartnerRe Ireland Finance DAC | 2016 Euro Senior Notes
Other information
Percentage ownership	100.00%
Stated interest rate of debt instrument	1.25%
Parent Company | Financial Guarantee | Notes issued by Partner Re Finance B LLC | Senior Notes
Other information
Percentage ownership	100.00%
Stated interest rate of debt instrument	3.70%

[1]	Short-term investments includes $229 million of available-for-sale securities with readily determinable fair values. These securities were purchased in 2018 and are recorded at fair value, which approximated amortized cost given the short term to maturity of approximately three to four months